Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the financial performance of the Company. For the most recently completed fiscal year, the Company did not use any “financial performance measures” as defined in Item 402(v) of Regulation S-K to link compensation paid to our NEOs to the Company’s performance. We are also permitted to report as a “smaller reporting company” as defined under the U.S. federal securities laws. Accordingly, we have not included a tabular list of financial performance measures, and the table below does not include a column for a “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K.

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended January 31, 2025, and 2024, and our financial performance for each such fiscal year:

Year	Summary compensation table total for PEO (1)	Compensation actually paid to PEO	Average summary compensation table total for non-PEO NEOs (1)	Average compensation actually paid to non-PEO NEOs	Value of initial fixed $100 investment based on total shareholder return (2)	Net income ($ in thousands) (3)
2024	1,716,871	2,257,430	608,651	703,907	172	8,983
2023	1,515,363	1,360,902	472,477	455,523	91	10,471

(1) Our Principal Executive Officer (“PEO”) for 2024 and 2023 is David J. Mansfield, and our non-PEO NEOs for whom the average compensation is presented in this table for 2024 and 2023 are Matthew E. Lewicki and Saleh Sagr.

(2) Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the Company’s Common Stock on January 31, 2024, and 2023, respectively.

(3) The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

PEO Total Compensation Amount	$ 1,716,871	$ 1,515,363
PEO Actually Paid Compensation Amount	$ 2,257,430	1,360,902
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2024		2023 (1)(2)
Description of Amount	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Summary compensation table - Total compensation	$1,716,871	$608,651	$1,515,363	$472,477
Decrease in amounts reported under the "stock awards" column in the summary compensation table for the applicable fiscal year	(364,849)	(64,930)	(350,981)	(50,604)
Increase for fair value at fiscal year-end of outstanding and unvested stock awards granted in fiscal year	629,063	111,950	274,963	39,644
(Decrease)/increase for awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end, determined based on change in fair value from prior fiscal year end to applicable fiscal year end	236,932	33,344	(76,740)	(5,525)
Decrease for change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	39,413	14,892	(1,703)	(469)
Change in compensation	2,257,430	703,907	1,360,902	455,523

(1) The Proxy statement filed on July 2, 2024, included estimated STIP payments for both the PEO and non-PEO NEOs. The 2023 payments have been updated to reflect the actual STIP payout within this report and therefore are not comparable to what was filed in the previous year.

(2) Mr. Lewicki's compensation data is only for nine months since he began his employment in May 2023.

Non-PEO NEO Average Total Compensation Amount	$ 608,651	472,477
Non-PEO NEO Average Compensation Actually Paid Amount	$ 703,907	455,523
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Financial Performance Measures

While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company provides the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation and Cumulative Total Shareholder Return

The following chart sets forth the relationship between PEO compensation, the average compensation of our Non-PEO NEOs, and the Company’s cumulative total shareholder return (“TSR”) for the years ended January 31, 2025, and 2024.

Compensation Actually Paid vs. Net Income

Compensation and Net Income

The following chart sets forth the relationship between PEO compensation, the average compensation of our Non-PEO NEOs, and the Company’s net income for the years ended January 31, 2025, and 2024.

While 2024 net income was a decrease of $1.5 million, compared to $10.5 million last year, the reduction was due to a one-time non-cash tax benefit of $5.9 million in the prior year after being allowed to recognize the benefit of past tax losses. Excluding the impact of the tax benefit, net income after taxes and minority interest was an increase of $4.4 million.

Total Shareholder Return Amount	$ 172	91
Net Income (Loss)	8,983,000	10,471,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(364,849)	(350,981)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	629,063	274,963
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	236,932	(76,740)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,413	(1,703)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,930)	(50,604)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,950	39,644
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,344	(5,525)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,892	$ (469)